Feb. 16, 2024

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated December 20, 2023

The ATAC US Rotation ETF (the “Fund”), a series of Tidal ETF Trust, commenced operations as a non-diversified fund; however, the Fund has continuously operated as diversified for three years and is now classified as a diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”).

Effective immediately, the following changes are made to the summary prospectus and statutory prospectus:

ATAC US Rotation ETF | ATAC US Rotation ETF
RORO
ATAC US Rotation ETF
•	The last paragraph under the heading “Principal Investment Strategies” is hereby deleted.

ATAC US Rotation ETF | Risk Nondiversified Status [Member]
•	The “Non-Diversification Risk” disclosure is hereby deleted in its entirety within the sections titled “Principal Risks of Investing in the Fund” and “Additional Information About The Fund - Principal Risks of Investing in the Fund.”